Fair Value Measurement - Assets Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash	¥ 95,055	$ 14,916		¥ 17,926
Assets measured at fair value on recurring basis	17,483,920	2,743,608		13,164,736
Time Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	892,598	140,068		268,634
Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	10,484,066	1,645,179		7,286,100
Adjustable-Rate Financial Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	6,007,859	942,764		5,592,076
Equity investments with readily determinable fair value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	4,342	$ 681
Fair Value Measurement Using Inputs Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis			¥ 4,342
Fair Value Measurement Using Inputs Level 1 [Member] | Equity investments with readily determinable fair value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments			¥ 4,342
Fair Value Measurement Using Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash	95,055			17,926
Assets measured at fair value on recurring basis	17,479,578			13,164,736
Fair Value Measurement Using Inputs Level 2 [Member] | Time Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	892,598			268,634
Fair Value Measurement Using Inputs Level 2 [Member] | Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	10,484,066			7,286,100
Fair Value Measurement Using Inputs Level 2 [Member] | Adjustable-Rate Financial Products [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	6,007,859			¥ 5,592,076
Fair Value Measurement Using Inputs Level 2 [Member] | Equity investments with readily determinable fair value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	¥ 0